Commitments and Contingencies (Operating Leases) - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Leases [Abstract]
Total rent expense	$ 192,919	$ 176,616	$ 91,596